Options and Warrants (Details) - USD ($)				9 Months Ended	12 Months Ended
	May 18, 2020	Aug. 14, 2019	Aug. 14, 2019	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Options and Warrants (Details) [Line Items]
Restricted stock grant agreement, description	the Company entered into Restricted Stock Grant Agreements (the “May RSGAs”) with its Chief Executive Officer, T. Riggs Eckelberry, members of the Board, employees and consultants to create management incentives to improve the economic performance of the Company and to increase its value and stock price. All shares issuable under the May RSGAs are performance-based shares and none have yet vested nor have any been issued. The May RSGAs provide for the issuance of up to an aggregate of 10,500,000 shares of the Company’s common stock as follows: 2,000,000 to Mr. Eckelberry, 500,000 to each of the other three members of the Board, and an aggregate of 7,000,000 to employees and consultants provided certain milestones are met in certain stages; a) If the Company’s consolidated gross revenue, calculated in accordance with generally accepted accounting principles, consistently applied, equals or exceeds $15,000,000 for the trailing twelve month period, the Company will issue up to an aggregate of 5,250,000 shares of its common stock; b) If the Company’s consolidated operating profit (Operating Profit = Operating Revenue - Cost of Goods Sold - Operating Expenses - Depreciation & Amortization), calculated in accordance with generally accepted accounting principles, equals or exceeds $1,500,000 for the trailing twelve month period as reported as reported in the Company’s SEC reports, the Company will issue up to an aggregate of 5,250,000 shares of its common stock. As the performance goals are achieved or if alternate vesting is qualified and selected, the shares shall become eligible for vesting and issuance.			The BEC RSGAs provide for the issuance of up to 296,678,542 shares of the Company’s common stock to employees and consultants provided certain milestones are met in certain stages; a) If the Company’s consolidated gross revenue, calculated in accordance with generally accepted accounting principles, consistently applied, equals or exceeds $15,000,000 for the trailing twelve month period as reported in the Company’s quarterly or annual financial statements, the Company will issue up to an aggregate of 148,339,271 shares of its common stock; b) If the Company’s consolidated operating profit Operating Profit = Operating Revenue - Cost of Goods Sold - Operating Expenses - Depreciation & Amortization), calculated in accordance with generally accepted accounting principles, equals or exceeds $1,500,000 for the trailing twelve month period as reported as reported in the Company’s SEC reports, the Company will issue up to an aggregate of 148,339,271 shares of its common stock. The Company has not recognized any costs associated with the milestones, because achievement is not probable.
Aggregate value of common stock					211,521
Cost vesting share amount					$ 218,085,783
Warrants outstanding				$ 0	$ 0	$ 0
Board of directors amendment, description		The Company then (i) calculates the value of the Company common stock traded in the year immediately prior to the vesting year, using daily adjusted close and volume, as quoted on the public securities trading market on which the Company’s common stock is then traded (ii) determines the cost basis of the shares, which shall be the closing price quoted on the public securities trading market, quoted on the first trading day of the vesting year which will be the grantee’s cost basis, and (iii) applies the 10% calculation and divides it into the number of qualifying alternate vestees, giving the gross number of shares available to each Grantee. For each alternate vestee for each year in which there occurs a vesting or a potential vesting, the Company (i) does a 90-day lookback from the first day of the latest vesting month, to limit cumulative vesting of shares for each alternate vestee for the 90-day period to 1% of total Company shares of common stock outstanding for the period, using the then current figure for shares outstanding at the time of the lookback; (ii) places the excess shares (the “Overlimit Shares”) in suspense for issuance in the next 90-day period so that in each future 90-day period they may be issued, and (iii) if on the 90-day lookback, cumulative issuances are less than 1% of shares outstanding, the Company will add the shares from previous 90-day lookback, if any. For the avoidance of doubt, the Company will not record any Overlimit Shares as vested until such as time as they have been finally issued.
Aggregate shares				632,327
Aggregate share issued				$ 390,865
Number of purchase of warrants				40,414,216
Restricted Stock Grant Agreement [Member] | Employee Consultants and Restricted Stock Grant Agreements [Member]
Options and Warrants (Details) [Line Items]
Restricted stock grant agreement, description			The E&C RSGAs provide for the issuance of up to 378,750 shares of the Company’s common stock to employees and consultants provided certain milestones are met in certain stages; a) If the Company’s consolidated gross revenue, calculated in accordance with generally accepted accounting principles, consistently applied, equals or exceeds $15,000,000 for the trailing twelve month period as reported in the Company’s quarterly or annual financial statements, the Company will issue up to an aggregate of 189,375 shares of its common stock; b) If the Company’s consolidated operating profit Operating Profit = Operating Revenue - Cost of Goods Sold - Operating Expenses - Depreciation & Amortization), calculated in accordance with generally accepted accounting principles, equals or exceeds $1,500,000 for the trailing twelve month period as reported as reported in the Company’s SEC reports, the Company will issue up to an aggregate of 109,070,842 shares of its common stock. The Company has not recognized any costs associated with the milestones, because achievement is not probable. As the performance goals are achieved, the shares shall become eligible for vesting and issuance.
Issuance of common stock to employees			378,750
Vesting period		2 years
Aggregate of common stock, percentage		5.00%
Aggregate of common stock, percentage		10.00%
Mr. T. Riggs Eckelberry [Member]
Options and Warrants (Details) [Line Items]
Aggregate shares of common stock					2,771,892
Chief Executive Officer [Member] | Restricted Stock Grant Agreement [Member]
Options and Warrants (Details) [Line Items]
Restricted stock grant agreement, description			The RSGAs provides for the issuance of up to an aggregate of 109,214 shares of the Company’s common stock to Mr. Eckelberry provided certain milestones are met in certain stages; a) If the Company’s consolidated gross revenue, calculated in accordance with generally accepted accounting principles, consistently applied, equals or exceeds $15,000,000 for the trailing twelve month period as reported in the Company’s quarterly or annual financial statements, the Company will issue up to an aggregate of 54,607 shares of its common stock; b) If the Company’s consolidated operating profit (Operating Profit = Operating Revenue - Cost of Goods Sold - Operating Expenses - Depreciation & Amortization), calculated in accordance with generally accepted accounting principles, equals or exceeds $1,500,000 for the trailing twelve month period as reported in the Company’s SEC Reports, the Company will issue up to an aggregate of 101,054,607 shares of its common stock.	The RSGAs provides for the issuance of up to an aggregate of 242,109,214 shares of the Company’s common stock to Mr. Eckelberry provided certain milestones are met in certain stages; a) If the Company’s consolidated gross revenue, calculated in accordance with generally accepted accounting principles, consistently applied, equals or exceeds $15,000,000 for the trailing twelve month period as reported in the Company’s quarterly or annual financial statements, the Company will issue up to an aggregate of 121,054,607 shares of its common stock; b) If the Company’s consolidated operating profit (Operating Profit = Operating Revenue - Cost of Goods Sold - Operating Expenses - Depreciation & Amortization), calculated in accordance with generally accepted accounting principles, equals or exceeds $1,500,000 for the trailing twelve month period as reported in the Company’s SEC Reports, the Company will issue up to an aggregate of 121,054,607 shares of its common stock.